CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Net revenue:
Loan facilitation service	$ 803,328	¥ 5,226,691	¥ 3,133,423	¥ 1,278,539
Post-origination service	28,775	187,216	84,154	27,086
Others	19,895	129,443	20,414	8,014
Total net revenue	851,998	5,543,350	3,237,991	1,313,639
Operating costs and expenses:
Sales and marketing	448,986	2,921,236	1,571,038	679,771
Origination and servicing	64,227	417,882	180,076	86,360
General and administrative	80,976	526,845	402,111	137,114
Total operating costs and expenses	(594,189)	(3,865,963)	(2,153,225)	(903,245)
Interest income	17,652	114,851	36,843	4,799
Fair value adjustments related to Consolidated ABFE	(6,167)	(40,124)	(19,735)	(11,333)
Non-operating income, net	135	876	575
Income before provision for income taxes	269,429	1,752,990	1,102,449	403,860
Income taxes (expense)/benefit	(58,590)	(381,207)	13,949	(128,521)
Net income	$ 210,839	¥ 1,371,783	¥ 1,116,398	¥ 275,339
Basic net income per share | (per share)	$ 1.7503	¥ 11.3881	¥ 9.4418	¥ 2.7356
Weighted average number of ordinary shares outstanding, basic	120,457,573	120,457,573	118,240,414	100,652,055
Diluted net income per share | (per share)	$ 1.7246	¥ 11.2205	¥ 9.3865	¥ 2.7356
Weighted average number of ordinary shares outstanding, diluted	122,256,838	122,256,838	118,937,082	100,652,055